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                            GROUP VARIABLE CONTRACTS
                             SEPARATE ACCOUNT ELEVEN
                         HARTFORD LIFE INSURANCE COMPANY

    SUPPLEMENT DATED MARCH 26, 2002 TO THE PROSPECTUS DATED JANUARY 28, 2002

John Hancock Advisers, LLC, the adviser to the John Hancock Small Cap Value Fund has notified us that the fund's name has been changed to John Hancock Small Cap Equity Fund effective March 1, 2002. References in the Prospectus to "John Hancock Small Cap Value Fund" are deleted and replaced with, "John Hancock Small Cap Equity Fund."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

333-72042
HV-3593